COMBINED CARVE-OUT BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 20,510	$ 30,272	$ 29,383
Accounts receivable (net of allowance for doubtful accounts of $361 $433 and $402 as of December 31, 2020,2021 and 2022, respectively)	658	778	651
Amount due from related parties	504	421	1,107
Inventories	96	116	69
Prepaid expenses and other current assets	691	666	615
Total current assets	22,459	32,253	31,825
Non-current assets
Property, plant and equipment, net	4,780	4,052	3,435
Goodwill		19,177	19,203
Intangible assets, net	5,647	10,320	11,477
Deferred tax assets	34	22	32
Prepayments to related parties	1,009	910
Other non-current assets	1,354	1,873	2,579
Operating lease right-of-use assets	5,559	7,395	9,684
TOTAL ASSETS	40,842	76,002	78,235
Current liabilities
Prepayments from customers	53
Accrued expenses and other current liabilities - third parties	3,670	3,304	3,420
Accrued expenses and other current liabilities - related parties	232	16
Income tax payable	949	1,254	826
Operating lease liabilities, current portion	2,928	3,092	3,522
Deferred revenue	892	802	559
Long-term debt - current			7
Total current liabilities	8,724	8,468	8,334
Non-current liabilities
Other non-current liabilities	3,604	3,126	3,212
Deferred income tax liabilities	959	1,754	1,949
Operating lease liabilities, non-current portion	2,468	4,109	5,968
TOTAL LIABILITIES	15,755	17,457	19,463
EQUITY
Ordinary shares (par value of $0.001 per share; 990,000,000 shares authorized; 29,213,801 shares issued and 28,035,934 shares outstanding as of December 31, 2021; 29,213,801 shares issued and 28,200,755 shares outstanding as of December 31, 2022)	29	29	29
Treasury stock	(7,445)	(8,667)	(10,321)
Additional paid-in capital	87,540	91,570	93,985
Accumulated other comprehensive (loss)	(523)	(399)	(505)
Accumulated deficit	(56,152)	(29,779)	(31,151)
Total Gravitas Education Holdings, Inc. shareholders' equity	23,449	52,754	52,037
Non-controlling interests	1,638	5,791	6,735
TOTAL EQUITY	25,087	58,545	58,772
TOTAL LIABILITIES AND EQUITY	$ 40,842	$ 76,002	$ 78,235